AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2022
	Principal Amount	Value
Municipal Bonds - 100.0%
Alabama - 0.7%
Alabama Public School and College Authority, Series A 5.000%, 11/01/34	$7,500,000	$8,941,289
Arizona - 2.8%
Arizona Department of Transportation State Highway Fund Revenue 5.000%, 07/01/28	5,040,000	5,622,429
Arizona Industrial Development Authority
5.000%, 02/01/32	1,450,000	1,758,587
5.000%, 02/01/35	1,700,000	2,015,950
5.000%, 02/01/36	1,800,000	2,130,593
5.000%, 02/01/37	1,905,000	2,253,457

Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A 5.000%, 10/01/26	10,000,000	10,744,434
Salt River Project Agricultural Improvement & Power District
5.000%, 01/01/27	3,000,000	3,397,848
5.000%, 01/01/28	2,625,000	3,031,176
5.000%, 01/01/29	2,500,000	2,939,085

Total Arizona		33,893,559
California - 12.1%
California Municipal Finance Authority, Community Medical Centers, Series A
5.000%, 02/01/27	950,000	1,075,565
5.000%, 02/01/30	1,630,000	1,830,311
5.000%, 02/01/31	900,000	1,009,726
5.000%, 02/01/32	1,855,000	2,078,457

California State Public Works Board, Series A
5.000%, 02/01/30	3,500,000	4,139,047
5.000%, 02/01/31	3,500,000	4,194,383
5.000%, 02/01/32	3,500,000	4,251,655
5.000%, 08/01/33	5,000,000	5,985,731
5.000%, 08/01/34	2,750,000	3,282,697
5.000%, 08/01/35	2,500,000	2,978,527

California State Public Works Board, Series C
5.000%, 08/01/30 [1]	2,785,000	3,220,068
5.000%, 08/01/31 [1]	2,560,000	2,994,372
5.000%, 08/01/32 [1]	2,750,000	3,206,429
5.000%, 08/01/33 [1]	3,000,000	3,491,910

City of Los Angeles Department of Airports, Series C 5.000%, 05/15/30	10,515,000	12,192,495
Los Angeles County Public Works Financing Authority, Series G
5.000%, 12/01/30 [1]	1,750,000	2,072,097
5.000%, 12/01/31 [1]	1,500,000	1,797,766
5.000%, 12/01/32 [1]	1,875,000	2,239,389

Los Angeles Unified School District, Series A 5.000%, 07/01/28	5,000,000	5,816,514
	Principal Amount	Value

San Francisco City & County Airport Commission, San Francisco International Airport, Series A
5.000%, 05/01/32	$3,000,000	$3,485,318
5.000%, 05/01/34	5,010,000	5,638,206
5.000%, 05/01/35	5,800,000	6,513,045

State of California
5.000%, 08/01/29	7,235,000	8,107,732
5.000%, 09/01/29	5,075,000	5,697,551
5.000%, 11/01/29	6,720,000	8,041,778
5.000%, 11/01/30	11,575,000	14,023,903
5.000%, 09/01/31	8,000,000	9,757,822
5.000%, 04/01/32	5,000,000	6,142,730

University of California, Series S
5.000%, 05/15/36	3,000,000	3,649,202
5.000%, 05/15/37	3,000,000	3,645,068
5.000%, 05/15/38	3,000,000	3,632,584

Total California		146,192,078
Colorado - 1.1%
Colorado Health Facilities Authority, Series A
5.000%, 01/01/28	2,545,000	2,915,091
5.000%, 01/01/29	4,175,000	4,862,737
5.000%, 08/01/33	4,260,000	4,851,034

Total Colorado		12,628,862
Connecticut - 4.4%
Connecticut State Health & Educational Facilities Authority
5.000%, 07/01/31 [1]	6,205,000	7,240,146
5.000%, 07/01/33 [1]	2,750,000	3,236,150
5.000%, 07/01/34 [1]	3,100,000	3,633,755

State of Connecticut Special Tax Revenue 5.000%, 05/01/28	3,000,000	3,459,111
State of Connecticut Special Tax Revenue, Transportation Infrastructure 5.000%, 01/01/30	10,180,000	11,597,723
State of Connecticut Special Tax Revenue, Series B 5.000%, 10/01/35	7,500,000	8,554,628
State of Connecticut Special Tax Revenue, Series C
5.000%, 01/01/28	1,000,000	1,146,578
5.000%, 01/01/29	1,000,000	1,166,084
5.000%, 01/01/30	1,000,000	1,184,273
5.000%, 01/01/31	1,000,000	1,194,451
5.000%, 01/01/32	1,000,000	1,203,738

State of Connecticut, Series A 5.000%, 01/15/31	7,650,000	9,017,856

Total Connecticut		52,634,493
Delaware - 0.3%
Delaware River & Bay Authority
5.000%, 01/01/31 [1]	1,000,000	1,168,161
5.000%, 01/01/32 [1]	1,040,000	1,228,173
5.000%, 01/01/33 [1]	1,100,000	1,295,564

Total Delaware		3,691,898

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
District of Columbia - 2.7%
District of Columbia, Series A 5.000%, 06/01/30	$6,020,000	$6,703,688
District of Columbia, Series B
5.000%, 10/01/28	7,100,000	8,319,953
5.000%, 06/01/31	10,080,000	11,675,663

Washington Convention & Sports Authority, Series A 5.000%, 10/01/27	5,475,000	6,257,022

Total District of Columbia		32,956,326
Florida - 4.9%
Central Florida Expressway Authority 5.000%, 07/01/28	4,460,000	5,193,989
Escambia County Health Facilities Authority 5.000%, 08/15/37	6,000,000	6,829,603
Florida Development Finance Corp. 4.000%, 11/15/33	10,000,000	10,899,457
Florida's Turnpike Enterprise, Department of Transportation, Series C 5.000%, 07/01/28	7,075,000	7,907,839
Lee Memorial Health System, Series A 5.000%, 04/01/34	5,645,000	6,456,857
Orange County Health Facilities Authority, Series A 5.000%, 10/01/31	4,525,000	5,013,452
State of Florida, Capital Outlay, Series B 5.000%, 06/01/27	9,045,000	9,620,291
State of Florida, Series C 5.000%, 06/01/31	5,375,000	6,585,144

Total Florida		58,506,632
Georgia - 1.4%
Georgia State University & College Improvements, Series A 5.000%, 07/01/27	4,600,000	4,642,397
Private Colleges & Universities Authority, Series B 5.000%, 09/01/30	10,365,000	12,412,039

Total Georgia		17,054,436
Illinois - 6.9%
Chicago O'Hare International Airport, Series A 5.000%, 01/01/35	5,010,000	5,727,508
Chicago O'Hare International Airport, Series B 5.000%, 01/01/28	5,670,000	6,066,229
Chicago O'Hare International Airport, Senior Lien, Series A
5.000%, 01/01/36	10,000,000	11,087,973
5.000%, 01/01/38	5,500,000	6,066,477

Illinois Finance Authority
5.000%, 01/01/29	2,310,000	2,703,083
5.000%, 07/01/29	8,755,000	10,328,863

	Principal Amount	Value

Illinois Finance Authority, Series A 4.000%, 08/15/37	$5,910,000	$6,293,880
Illinois State Finance Authority Revenue, Clean Water Initiative Revenue 5.000%, 07/01/27	11,000,000	12,186,252
Illinois State Toll Highway Authority, Series A 5.000%, 12/01/31	9,735,000	10,648,491
Illinois State Toll Highway Authority, Senior Revenue Bonds, Series A 5.000%, 01/01/30	10,110,000	11,778,441

Total Illinois		82,887,197
Indiana - 1.4%
Indiana Finance Authority, Series A 5.000%, 02/01/32	5,000,000	6,054,410
Indiana Finance Authority, Series S
5.000%, 10/01/28	1,000,000	1,161,957
5.000%, 10/01/29	3,555,000	4,191,932

Indiana Finance Authority, Series C 5.000%, 06/01/29	4,800,000	5,662,320

Total Indiana		17,070,619
Iowa - 1.4%
Iowa Finance Authority, State Revolving Fund Green Bond 5.000%, 08/01/30	15,025,000	17,258,514
Kentucky - 0.5%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc., Series A 5.000%, 10/01/29	5,505,000	6,131,479
Maine - 0.8%
Maine Turnpike Authority
5.000%, 07/01/28 [1]	1,955,000	2,267,940
5.000%, 07/01/29 [1]	1,600,000	1,885,190
5.000%, 07/01/30 [1]	1,390,000	1,660,390
5.000%, 07/01/31 [1]	1,500,000	1,815,077
5.000%, 07/01/32 [1]	1,390,000	1,703,730

Total Maine		9,332,327
Maryland - 7.3%
Maryland State Transportation Authority 5.000%, 07/01/33	6,350,000	7,555,167
State of Maryland Department of Transportation, Series 2022B
5.000%, 12/01/27 [1]	2,500,000	2,784,144
5.000%, 12/01/28 [1]	2,305,000	2,601,791
5.000%, 12/01/29 [1]	2,250,000	2,571,279

State of Maryland, Department of Transportation
5.000%, 10/01/28	12,365,000	13,871,815
5.000%, 09/01/29	12,205,000	13,944,624

State of Maryland, Series C
4.000%, 03/01/28	9,500,000	10,516,834
4.000%, 03/01/29	9,245,000	10,354,587

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Maryland - 7.3% (continued)

State of Maryland, Series D
4.000%, 08/01/28 [1]	$8,000,000	$8,845,107
4.000%, 08/01/29 [1]	6,500,000	7,253,584

State of Maryland, State & Local Facilities Loan of 2019, 1st Series 5.000%, 03/15/30	6,000,000	7,084,935

Total Maryland		87,383,867
Massachusetts - 1.8%
Commonwealth of Massachusetts, Series F 5.000%, 11/01/26	5,000,000	5,107,653
Massachusetts Bay Transportation Authority 5.000%, 07/01/22	10,020,000	10,116,795
Massachusetts Water Resources Authority, Series C 5.000%, 08/01/31	6,080,000	6,821,443

Total Massachusetts		22,045,891
Michigan - 3.1%
Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/29	11,450,000	12,698,340
Michigan State Building Authority Revenue, Series I 5.000%, 04/15/27	5,700,000	6,268,503
State of Michigan 5.000%, 03/15/27	10,000,000	11,385,860
Wayne County Airport Authority, Series A
5.000%, 12/01/37	2,285,000	2,663,216
5.000%, 12/01/38	1,405,000	1,634,747
5.000%, 12/01/39	1,800,000	2,090,774

Total Michigan		36,741,440
Minnesota - 0.9%
City of Minneapolis MN, Fairview Health Services, Series A 5.000%, 11/15/35	3,165,000	3,644,281
State of Minnesota, Series A 5.000%, 08/01/22	7,500,000	7,596,948

Total Minnesota		11,241,229
Missouri - 1.0%
University of Missouri, Series B 5.000%, 11/01/30	10,010,000	12,171,300
New Jersey - 5.0%
New Jersey State Turnpike Authority Revenue, Series B 5.000%, 01/01/28	4,010,000	4,609,428
New Jersey State Turnpike Authority Revenue, Series D 5.000%, 01/01/28	5,000,000	5,556,575
New Jersey Transportation Trust Fund Authority 4.000%, 06/15/37	3,000,000	3,121,909
	Principal Amount	Value

New Jersey Transportation Trust Fund Authority, Series S
5.000%, 06/15/30	$6,255,000	$7,146,489
5.000%, 06/15/31	7,615,000	8,772,823
5.000%, 06/15/32	5,750,000	6,597,196
5.000%, 06/15/33	6,000,000	6,861,851

State of New Jersey
5.000%, 06/01/25	4,335,000	4,695,866
5.000%, 06/01/29	11,500,000	13,237,757

Total New Jersey		60,599,894
New Mexico - 1.2%
New Mexico Finance Authority, Series A
5.000%, 06/15/28	4,470,000	5,181,708
5.000%, 06/15/30	7,500,000	8,965,809

Total New Mexico		14,147,517
New York - 14.9%
City of New York 5.000%, 08/01/34	3,250,000	3,811,211
City of New York NY, Series B 5.000%, 08/01/32 [1]	3,000,000	3,649,709
City of New York, Series C 5.000%, 08/01/33	1,500,000	1,764,852
City of New York, Series L 5.000%, 04/01/33	6,500,000	7,744,465
Long Island Power Authority 5.000%, 09/01/35	5,030,000	5,780,359
Long Island Power Authority, Series A
5.000%, 09/01/30	2,275,000	2,739,675
5.000%, 09/01/31	3,935,000	4,807,053

Metropolitan Transportation Authority, Transit Revenue, Green Bond, Series B 5.000%, 11/15/27	14,225,000	15,943,268
Metropolitan Transportation Authority, Transit Revenue, Series F
5.000%, 11/15/24	4,950,000	5,043,602
5.000%, 11/15/27	5,000,000	5,095,878
5.000%, 11/15/28	4,760,000	5,158,088

New York City Transitional Finance Authority Building Aid Revenue, Series S 5.000%, 07/15/32	10,835,000	12,809,847
New York City Transitional Finance Authority Building Aid Revenue, Series S-3, Sub-Series S-3A 5.000%, 07/15/31	5,080,000	5,882,011
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 11/01/31	2,500,000	2,990,467
5.000%, 11/01/32	4,000,000	4,761,707

New York City Transitional Finance Authority Future Tax Secured Revenue, Series E 5.000%, 02/01/37	7,000,000	8,171,689

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
New York - 14.9% (continued)

New York City Transitional Finance Authority Future Tax Secured Revenue, Series F
5.000%, 02/01/36	$1,000,000	$1,172,300
5.000%, 02/01/39	4,000,000	4,662,640

New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C 5.000%, 11/01/26	9,585,000	10,426,120
New York State Dormitory Authority, Series A
5.000%, 12/15/27	5,640,000	5,780,919
5.000%, 03/15/31	7,670,000	8,850,471
5.000%, 03/15/32	8,000,000	9,558,162
5.000%, 03/15/33	3,200,000	3,829,784

New York State Dormitory Authority, Series E 5.000%, 03/15/32	8,410,000	9,198,160
New York State Urban Development Corp. 5.000%, 03/15/32	12,000,000	14,100,542
New York Transportation Development Corp.
4.000%, 10/31/41	1,250,000	1,301,898
4.000%, 10/31/46	1,500,000	1,542,972
5.000%, 12/01/30	1,000,000	1,134,779
5.000%, 12/01/31	1,100,000	1,242,901
5.000%, 12/01/32	1,450,000	1,637,793
5.000%, 12/01/33	1,000,000	1,124,626

Port Authority of New York & New Jersey 5.000%, 07/15/32	6,545,000	7,534,534

Total New York		179,252,482
North Carolina - 1.4%
North Carolina State Limited Obligation, Series B 5.000%, 05/01/28	15,300,000	17,419,483
Ohio - 0.5%
Ohio State General Obligation, Series T 5.000%, 05/01/30	5,000,000	5,681,764
Oregon - 2.2%
Oregon State Lottery, Series C 5.000%, 04/01/27	10,000,000	10,858,521
Oregon State Lottery, Series D 5.000%, 04/01/28	9,225,000	10,002,995
State of Oregon 5.000%, 05/01/27	5,000,000	5,702,425

Total Oregon		26,563,941
Pennsylvania - 2.0%
Allegheny County Airport Authority, Series A
5.000%, 01/01/31	1,350,000	1,563,124
5.000%, 01/01/32	2,215,000	2,550,256

Allegheny County Hospital Development Authority, University Pittsburgh Medical Center 5.000%, 07/15/31	5,530,000	6,402,354
Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	7,910,000	8,870,415
	Principal Amount	Value

Hospitals & Higher Education Facilities Authority of Philadelphia
4.000%, 07/01/38 [1]	$2,500,000	$2,623,468
4.000%, 07/01/39 [1]	2,000,000	2,096,697

Total Pennsylvania		24,106,314
Texas - 5.7%
City of Corpus Christi TX Utility System Revenue, Junior Lien 5.000%, 07/15/29	3,125,000	3,632,862
City of Houston TX Airport System Revenue, Series A
4.000%, 07/01/35	1,100,000	1,157,599
4.000%, 07/01/36	1,100,000	1,156,398
5.000%, 07/01/34	2,835,000	3,269,555

City of San Antonio TX Electric & Gas Systems Revenue, Series A
5.000%, 02/01/37	3,010,000	3,555,036
5.000%, 02/01/38	2,985,000	3,514,737

Dallas Area Rapid Transit, Senior Lien 5.250%, 12/01/28	8,865,000	10,501,293
Dallas Fort Worth International Airport, Series A
5.000%, 11/01/30	2,000,000	2,361,626
5.000%, 11/01/31	3,265,000	3,819,180

Lower Colorado River Authority, LCRA Transmission Services Corporation 5.000%, 05/15/29	3,815,000	4,049,729
North Texas Municipal Water District Water System Revenue, Refunding and Improvement 5.000%, 09/01/29	7,350,000	8,238,446
North Texas Tollway Authority, 2nd Tier, Series B
5.000%, 01/01/31	2,000,000	2,189,175
5.000%, 01/01/32	3,010,000	3,364,386

North Texas Tollway Authority, Series A 5.000%, 01/01/26	7,795,000	8,182,458
Texas Private Activity Bond Surface Transportation Corp.
4.000%, 12/31/37	5,000,000	5,174,342
4.000%, 12/31/38	3,735,000	3,859,602

Total Texas		68,026,424
Utah - 0.9%
Salt Lake City Corp. Airport Revenue, Series A
5.000%, 07/01/29	3,450,000	3,873,077
5.000%, 07/01/30	6,585,000	7,371,090

Total Utah		11,244,167
Virginia - 3.1%
Hampton Roads Transportation Accountability Commission, Series A 5.000%, 07/01/26	27,350,000	30,522,376
Virginia Small Business Financing Authority
4.000%, 01/01/37 [1]	3,000,000	3,100,311
4.000%, 01/01/38 [1]	3,000,000	3,092,509

Total Virginia		36,715,196

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Washington - 3.6%
Central Puget Sound Regional Transit Authority, Series S 5.000%, 11/01/29	$5,700,000	$6,772,965
Port of Seattle 5.000%, 08/01/31	5,000,000	5,848,995
State of Washington School Improvements, Series C 5.000%, 02/01/28	7,370,000	8,169,536
State of Washington, Series R-2015C 5.000%, 07/01/28	10,280,000	11,095,113
University of Washington, University & College Improvements Revenue, Series C 5.000%, 07/01/27	7,270,000	7,463,368
Washington Health Care Facilities Authority, Series A 5.000%, 08/01/38	3,270,000	3,705,439

Total Washington		43,055,416
West Virginia - 1.2%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation 5.000%, 01/01/35	3,745,000	4,196,713
West Virginia Parkways Authority
5.000%, 06/01/37	1,750,000	2,101,060
5.000%, 06/01/38	2,000,000	2,397,240
5.000%, 06/01/39	5,150,000	6,148,858

Total West Virginia		14,843,871
Wisconsin - 2.8%
State of Wisconsin
5.000%, 05/01/29	3,500,000	4,163,530
5.000%, 05/01/30	2,390,000	2,885,134
5.000%, 05/01/31	2,700,000	3,229,565
	Principal Amount	Value

Wisconsin State Revenue, Department of Transportation, Series 2 5.000%, 07/01/29	$20,405,000	$23,280,548

Total Wisconsin		33,558,777

Total Municipal Bonds (Cost $1,244,396,004)		1,203,978,682
Short-Term Investments - 6.5%
Municipal Bonds - 3.4%
California - 2.6%
City of Los Angeles 4.000%, 06/23/22	31,525,000	31,741,807
Colorado - 0.8%
Colorado State Education Loan Program, Series A 4.000%, 06/29/22	10,000,000	10,072,369

Total Municipal Bonds (Cost $41,901,458)		41,814,176
Repurchase Agreements - 3.1%
Fixed Income Clearing Corp., dated 03/31/2022 due 04/01/2022, 0.13% total to be received $37,050,083 (collateralized by a U.S. Treasury , 0.750%, 02/15/42, totaling $ 37,791,085) (Cost $37,050,000)	37,050,000	37,050,000

Total Short-Term Investments (Cost $78,951,458)		78,864,176
Total Investments - 106.5% (Cost $1,323,347,462)		1,282,842,858
Other Assets, less Liabilities - (6.5)%		(78,232,278)
Net Assets - 100.0%		$1,204,610,580

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at March 31, 2022, amounted to $84,774,905, or 7.0% of net assets.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$1,203,978,682	—	$1,203,978,682
Short-Term Investments
Municipal Bonds	—	41,814,176	—	41,814,176
Repurchase Agreements	—	37,050,000	—	37,050,000
Total Investments in Securities	—	$1,282,842,858	—	$1,282,842,858

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
For the period ended March 31, 2022, there were no transfers in or out of Level 3.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.